Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Restricted Share Grant Activity

Restricted share grant activity for the years ended December 31, 2013 and December 31, 2014 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2012	439,350	$5.37	1.42 years	$3,661,250
Granted	80,298	7.44
Vested	(150,000)	5.50

Balance as of December 31, 2012	369,648	$5.76	0.93 years	$3,696,480
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829
Granted	19,848	23.50
Vested	(61,350)	6.39

Balance as of December 31, 2014	172,263	$8.50	0.88 years	$3,627,859

Weighted-Average Assumptions Used to Calculate Fair Value of Options Granted

Assumptions used to determine the fair value of options granted during the year ended December 31, 2014 were as follows:

Grant Date	April 14, 2014	October 14, 2014
Expected volatility	25.0%	35.0%
Expected dividend yield	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%

Summary of Stock Option Activity

Options granted during the year ended December 31, 2014 were as follows:

Options	Number of non- vested restricted options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2014	—	—	—	—
Granted April 14, 2014	197,055	$24.29	9.29	—
Granted October 14, 2014	30,000	23.18	9.79	—
Forfeited during the year	(4,000)	23.18	—	—
Vested	—	—	—	—

Balance as of December 31, 2014	223,055	$24.16	9.35	—